CONSOLIDATED STATEMENTS OF CASH FLOWS - ARS ($) $ in Millions	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES
Net income (loss) for the period	$ (272,543)	$ 1,254,213
Adjustments to reconcile net income to net cash flows provided by operating activities
Allowances deducted from assets	106,972	71,823
Depreciation of PP&E	1,017,916	933,214
Amortization of intangible assets	153,773	106,453
Amortization of rights of use assets	190,881	185,262
Depreciation of Investment properties	1,557
Disposals of Fixed and intangible assets	28,231	1,345
Earnings (losses) from associates and joint ventures	4,073	10,783
Financial results and others	643,891	(2,214,923)
Income tax expenses	(64,409)	556,137
Income tax paid	(10,892)	(8,764)
Change in operating assets and liabilities, net of effects from purchase of controlled entity
Increase Trade receivables	(201,862)	(247,512)
Increase Other receivables	(45,457)	(72,872)
Decrease Inventories	53,391	279
Decrease Trade payables	(90,145)	(15,384)
(Decrease) / Increase Salaries and social security payables	(3,655)	52,355
(Decrease) / Increase Other taxes payables	(232,403)	30,337
(Decrease) / Increase Other Liabilities and Provisions	17,058	(11,621)
Total cash flows from operating activities	1,296,377	631,125
CASH FLOWS FROM (USED IN) INVESTING ACTIVITIES
Payments for PP&E	(688,580)	(271,300)
Payments for intangible asset acquisitions	(87,374)	(39,380)
Dividends received from associates		1,229
Proceeds from the sale of PP&E and intangible assets	33,983	4,498
Payments for acquisition of subsidiary, net of cash acquired	(1,209,041)	(17,020)
Integration contributions in joint ventures	(204)
Compensation received for acquisition of companies		3,901
Proceeds from DFI liquidations	20,538	4,808
Proceeds from sale of investments not considered as cash and cash equivalents	281,163	330,941
Payments for investments not considered as cash and cash equivalents	(416,138)	(346,798)
Total cash flows used in investing activities	(2,065,653)	(329,121)
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES
Proceeds from borrowings	3,490,325	1,110,294
Payment of borrowings	(2,273,464)	(1,076,214)
Repurchase of Notes	(13,917)	(25,233)
Payment of interests, DFI and related expenses	(307,055)	(332,351)
Payments of leases liabilities	(136,741)	(76,631)
Dividends paid to non-controlling interests in subsidiaries	(16,276)	(11,713)
Total cash flows from (used in) financing activities	742,872	(411,848)
NET DECREASE IN CASH AND CASH EQUIVALENTS	(26,404)	(109,844)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	388,241	424,356
NET FOREIGN EXCHANGE DIFFERENCES AND RECPAM ON CASH AND CASH EQUIVALENTS	36,056	(73,647)
CASH AND CASH EQUIVALENTS AT THE END OF THE PERIOD	$ 397,893	$ 240,865